Consolidated statement of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Loss before taxes		€ (108,532)	€ (1,087)	€ (54,547)
Adjustments for:
Amortization expense		841	484	201
Depreciation expense		2,193	1,761	1,140
Share-based compensation expense		2,606	2,571	1,821
Net financial income		(49)	(298)	(1,101)
Net loss/(gain) arising on the convertible bond designated as at fair value through profit or loss		46,642	(34,334)	34,646
Financial expense recognized in respect of the convertible bond		7,427	7,105	4,623
Movements in working capital:
(Increase)/Decrease in trade and other receivables		(4,479)	86	(11,647)
(Decrease)/Increase in trade and other payables		(4,537)	(43,184)	(45,196)
Net cash flows used in operations		(57,889)	(66,896)	(70,060)
Interests paid		0	(1)	(1)
Interests received		49	298	1,101
Net cash flows used in operating activities		(57,840)	(66,599)	(68,960)
Purchase of intangible assets		(490)	(1,730)	(101)
Purchase of property, plant and equipment		(2,323)	(2,887)	(1,459)
Sale of current financial assets		130,489	123,859	168,253
Purchase of current financial assets		(287,718)	(73,301)	(206,371)
Net cash flows (used in)/from investing activities		(160,042)	45,941	(39,678)
Proceeds from issuance of ordinary shares (net of share issue costs)	[1]	179,256	71,442
Proceeds from exercise of warrants		3,471	2,220	5,160
Proceeds from issuance of convertible bond (net of transaction costs)				97,185
Interests paid on convertible bond		(3,250)	(3,250)	(1,625)
Repayment of borrowings				(141)
Net cash flows from financing activities		179,477	70,412	100,579
Net (decrease)/increase in cash and cash equivalents		(38,405)	49,754	(8,059)
Cash and cash equivalents at the beginning of the period		53,356	3,602	11,661
Exchange gains/(losses) in cash and cash equivalents		0	0	0
Cash and cash equivalents at the end of the period		€ 14,951	€ 53,356	€ 3,602

[1]	The gross cash flow from the issue of shares amount to €195.3 million. The Company paid €16.1 million with respect to issuance costs